Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (6,977,898)	$ (1,641,819)	$ (13,876,927)	$ (4,424,413)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	580	571	4,451	280
Accrued interest expense		76,694	105,669	318,215
Amortization of prepaid expenses - related party	39,093	61,188
Debt discount amortization	174,147	119,542	623,101	437,115
Amortization of deferred financing costs/Debt issuance costs	70,311	414,917	661,617	60,398
Stock-based compensation	924,586	68,706	3,700,431	256,642
Warrants issued with Line of Credit				520,487
Warrants issued to consultants	2,939,823	324,532	497,003	379,349
Interest expense deducted from loan proceeds	1,889
Loss on sale of marketable securities				9,624
Shares issued for services			2,825,943
Transaction costs financed through notes payable				590,000
Shares to be issued for research & development services			1,823,077
Loss on disposal of assets	4,862
Loss on disposal of fixed equipment			1,870
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,625)	417	3,519	(78,750)
Deferred financing costs			(185,000)	(543,401)
Other receivables - related party			75,000	(75,000)
Advances due to related party				(41,300)
Accounts payable and accrued expenses	297,200	83,438	194,463	(164,864)
Net cash (used in) operating activities	(2,527,032)	(491,814)	(3,545,783)	(2,755,618)
Investing activities
Purchase of property and equipment		(504)	(504)	(11,901)
Proceeds from sale of marketable securities				37,377
Net cash provided by (used in) investing activities		(504)	(504)	25,476
Financing activities
Proceeds from exercise of warrants	1,250,000
Proceeds from issuance of common stock	2,500,000			480,000
Repayment of debt				(590,000)
Proceeds from issuance of notes payable - related party				553,371
Repayment of notes payable - related party				(303,371)
Proceeds from issuance of notes payable	1,883,111		2,000,000	5,250,000
Net cash provided by (used in) financing activities	5,633,111		2,000,000	5,390,000
Net increase (decrease) in cash	3,106,079	(492,318)	(1,546,287)	2,659,858
Cash, beginning of period	1,115,109	2,661,396	2,661,396	1,538
Cash, end of period	4,221,188	2,169,078	1,115,109	2,661,396
Supplemental non-cash information
Legal expenses paid through relief of related party receivable			75,000
Issuance of warrants in connection with Notes Payable, net of amortization included above				248,744
Related Party Debt and accrued interest converted into Common Shares			3,852,771
Issuance of warrants in payment of financing fees				21,738
Note payable received in the form of investments				50,000
Interest paid	166,931	106,250	544,708	72,014
Taxes paid	$ 1,600	$ 1,600	$ 8,840	$ 1,600